As filed with the Securities and Exchange Commission on October 29, 2019

Securities Act File No. 033-61997

Investment Company Act File No. 811-07343

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 2

The Prudential Investment Portfolios, Inc.

(Exact Name of Registrant as Specified in Charter)

655 Broad Street

Newark, New Jersey 07102

(Address of Principal Executive Offices)

(973)367-2396

(Registrant's Telephone Number)

Andrew R. French

655 Broad Street

Newark, New Jersey 07102

(Name and Address of Agent for Service)

This amendment consists of the following:

(1)Facing Sheet of the Registration Statement.

(2)Part C of the Registration Statement (including signature page).

The Proxy Statement and Prospectus are incorporated by reference to the Registration Statement on Form N-14 (File No. 333-229018) filed on December 26, 2018.

This amendment is being filed solely to file as Exhibit No. (12)(b) to this Registration Statement the Opinion and Consent of Willkie Farr & Gallagher LLP supporting tax matters and consequences to shareholders.

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act), and the Maryland General Corporation Law, and pursuant to Article VI of the Company's Amended and Restated Articles of Incorporation and Article V of the Company's Amended and Restated By-Laws (Exhibit (b) to the Registration Statement), the Company shall indemnify present and former directors and officers and, to the extent authorized by the Company's Board of Directors, employees and agents, against judgments, fines, settlements and expenses, including advancement of expenses to such parties to the fullest extent authorized and in the manner permitted, by applicable federal and state law. Section 2-418 of the Maryland General Corporation Law permits indemnification of directors, officers, employees and agents who are made a party to any proceeding by reason of their service in such capacity, unless it is established that (i) the act or omission of such person was material to the matter and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty; or (ii) such person actually received an improper personal benefit in money, property or services; or (iii) in the case of a criminal proceeding, such person had reasonable cause to believe that the act or omission was unlawful. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibit (e)(1) to the Registration Statement), Prudential Investment Management Services LLC may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

Section 8 of each Management Agreement (Exhibits (d)(1), (3), (5) and (6) to the Registration Statement) and Section 4 of each Subadvisory Agreement (Exhibits (d)(2), (4), (7)(ii) and (8) to the Registration Statement) limit the liability of Prudential Investments LLC (PI), Jennison Associates LLC (Jennison), Prudential Investment Management, Inc. and Quantitative Management Associates LLC, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Amended and Restated Articles of Incorporation, Amended and Restated By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Section 17(h) and (i) of such Act remain in effect and are consistently applied.

Under Section 17(h) of the 1940 Act, it is the position of the staff of the Securities and Exchange Commission that if there is neither a court determination on the merits that the defendant is not liable nor a court determination that the defendant was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of one's office, no indemnification will be permitted unless an independent legal counsel (not including a counsel who does work for either the Registrant, its investment adviser, its principal underwriter or persons affiliated with these persons) determines, based upon a review of the facts, that the person in question was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Under its Amended and Restated Articles of Incorporation and its Amended and Restated By-Laws, the Registrant may advance funds to provide for indemnification. Pursuant to the Securities and Exchange Commission staff's position on Section 17(h) advances will be limited in the following respect:

(1)Any advances must be limited to amounts used, or to be used, for the preparation and/or presentation of a defense to the action (including cost connected with preparation of a settlement);

(2)Any advances must be accompanied by a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification;

(3)Such promise must be secured by a surety bond or other suitable insurance; and

(4)Such surety bond or other insurance must be paid for by the recipient of such advance.

ITEM 16. EXHIBITS

(1)(a) Amended and Restated Articles of Incorporation, incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on February 14, 1996.

(1)(b) Articles Supplementary, incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on December 6, 1996.

(1)(c) Amendment of Articles of Incorporation, incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on December 6, 1996.

(1)(d) Articles Supplementary, incorporated by reference to Exhibit 1(d) to the Registration Statement on Form N- 14 (File No. 333-38087) filed via EDGAR on October 17, 1997.

(1)(e) Articles of Amendment, incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on June 11, 1998.

(1)(f) Articles Supplementary, incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 27, 1998.

(1)(g) Articles of Amendment, incorporated by reference to Exhibit (1)(g) to the Registration Statement on Form N- 14 (File No. 333-41790) filed via EDGAR on July 20, 2000.

(1)(h) Articles of Amendment, incorporated by reference to Exhibit (a)(8) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on December 8, 2000.

(1)(i) Articles of Amendment, incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on December 3, 2003.

(1)(j) Articles Supplementary, incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on December 3, 2003.

(1)(k) Articles Supplementary, incorporated by reference to Exhibit (a)(11) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on February 26, 2004.

(1)(l) Articles Supplementary, incorporated by reference to Exhibit (a)(12) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 23, 2004.

(1)(m) Articles Supplementary, incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on December 1, 2006.

(1)(n) Articles of Amendment dated September 16, 2009, incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on December 1, 2009.

(1)(o) Articles of Amendment for name changes effective February 16, 2010, incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 23, 2010.

(1)(p) Articles Supplementary dated June 7, 2012, incorporated by reference to corresponding Exhibit to Post- Effective Amendment No. 39 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 29, 2012.

(1)(q) Articles Supplementary for Class Q shares of Prudential Jennison Equity Opportunity Fund (now known as PGIM Jennison Equity Opportunity Fund), incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 25, 2014.

(1)(r) Articles of Amendment for name change of Prudential Asset Allocation Fund to Prudential Balanced Fund (now known as PGIM Balanced Fund) dated April 22, 2015. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 25, 2015.

(1)(s) Articles Supplementary dated September 14, 2017. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 25, 2017.

(1)(t) Articles of Amendment dated May 14, 2018 for fund name changes and share class name change effective June 11, 2018. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 29, 2018.

(2)Amended and Restated By-laws dated July 17, 2003, incorporated by reference to Exhibit (b)(1) to Post- Effective Amendment No. 25 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 24, 2004.

(2)(a) Amended and Restated By-laws dated November 16, 2004, incorporated by reference to Exhibit (b)(2) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 23, 2004.

(3)Instruments defining rights of shareholders, incorporated by reference to Exhibit 4 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on August 22, 1995.

(4)Form of Plan of Reorganization for the reorganization on behalf of PGIM Moderate Allocation Fund, a series of The Prudential Investment Portfolios, Inc. and PGIM Balanced Fund, a series of The Prudential Investment Portfolios, Inc. Incorporated by reference to the Registration Statement on Form N-14 (File No. 333-229018) filed on December 26, 2018.

(5)Not applicable.

(6)(a) Amended and Restated Management Agreement between the Registrant and Prudential Investments Fund Management LLC (now known as PGIM Investments LLC) with respect to Jennison Growth Fund (now known as

PGIM Jennison Growth Fund), incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 27, 2001.

(6)(a)(i) New Management Fee Schedule as of May 25, 2004, incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 30, 2005.

(6)(a)(ii) Expense Cap for PGIM Jennison Growth Fund. Incorporated by reference to corresponding exhibit to Post- Effective Amendment No. 61 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 29, 2018.

(6)(b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. (now known as PGIM Investments LLC) and Jennison Associates Capital Corp (now known as Jennison Associates LLC)., with respect to Jennison Growth Fund and Jennison Equity Opportunity Fund (now known as PGIM Jennison Growth Fund and PGIM Jennison Equity Opportunity Fund, respectively), incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on February 14, 1996.

(6)(c) Amended and Restated Management Agreement between the Registrant and Prudential Investments Fund Management LLC (now known as PGIM Investments LLC) with respect to Dryden Active Allocation Fund (now known as PGIM Balanced Fund), incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 27, 2001.

(6)(c)(i) Expense Cap for PGIM Balanced Fund. Incorporated by reference to corresponding exhibit to Post- Effective Amendment No. 61 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 29, 2018.

(6)(d) Subadvisory Agreement between the Registrant and The Prudential Investment Corporation (now known as PGIM, Inc.) with respect to Dryden Active Allocation Fund (now known as PGIM Balanced Fund), incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 27, 2001.

(6)(d)(i) Amendment to Subadvisory Agreement between PGIM Investments LLC and PGIM, Inc. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N- 1A (File No. 33-61997) filed via EDGAR on November 29, 2018.

(6)(e) Amended and Restated Management Agreement between the Registrant and Prudential Investments Fund Management LLC (now known as PGIM Investments LLC) with respect to Jennison Equity Opportunity Fund (now known as PGIM Jennison Equity Opportunity Fund), incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 27, 2001.

(6)(e)(i) Expense Cap for PGIM Jennison Equity Opportunity Fund. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 29, 2018.

(6)(f) Management Agreement between the Registrant and Prudential Investments LLC (now known as PGIM Investments LLC), with respect to the Jennison Dryden Asset Allocation Funds (now known as the PGIM Asset Allocation Funds) incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on February 17, 2004.

(6)(f)(i) Amendment to the Management Agreement between the Registrant and PGIM Investments LLC dated July 1, 2017. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 15, 2017.

(6)(f)(ii) Expense Cap for the PGIM Asset Allocation Funds. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 29, 2018.

(6)(g) Subadvisory Agreement between Prudential Investments LLC (now known as PGIM Investments LLC) and Quantitative Management, a division of Prudential Investment Management, Inc. (now known as Quantitative Management Associates LLC), with respect to the Jennison Dryden Asset Allocation Funds (now known as Prudential Asset Allocation Funds), incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No.

23 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on February 17, 2004.

(6)(g)(i) Amendment to Subadvisory Agreement between Prudential Investments LLC (now known as PGIM Investments LLC) and Quantitative Management, a division of Prudential Investment Management, Inc (now known as Quantitative Management Associates LLC), incorporated by reference to Exhibit (d)(7)(ii) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 23, 2004.

(6)(g)(ii) Amendment to the Subadvisory Agreement between PGIM Investments LLC and Quantitative Management Associates LLC dated July 1, 2017. Incorporated by reference to corresponding exhibit to Post- Effective Amendment No. 53 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 15, 2017.

(6)(h) Subadvisory Agreement between Prudential Investments LLC (now known as PGIM Investments LLC) and Quantitative Management Associates LLC, incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 30, 2005.

(6)(h)(i) Amendment to Subadvisory Agreement between PGIM Investments LLC and Quantitative Management Associates LLC. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 29, 2018.

(7)(a) Second Amended and Restated Distribution Agreement between the Prudential Investments Mutual Funds and the Target Mutual Funds, and Prudential Investment Management Services LLC (PIMS) dated September 22, 2016. Incorporated by reference to Prudential Investment Portfolios 5 Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 811-09439) filed via EDGAR on September 23, 2016.

(7)(b) Form of Selected Dealer Agreement, incorporated by reference to Exhibit 6(d) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on June 11, 1998.

(8) Not applicable.

(9)(a) Custodian Contract dated June 6, 2005, incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 30, 2005.

(9)(a)(i) Amendment dated June 6, 2005 to Custodian Agreement between the Registrant and BNY. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 34 to Registration Statement on Form N-1A filed via EDGAR on October 28, 2005 (File No. 2-91215).

(9)(a)(ii) Amendment dated June 30, 2009 to Custodian Agreement between the Registrant and BNY. Incorporated by reference to the Dryden Municipal Bond Fund Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed via EDGAR on June 30, 2009 (File No. 33-10649).

(10)(a) Amended and Restated Distribution and Service Plan for Class A shares. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A for Prudential Investment Portfolios 12 (File No. 333-42705) filed via EDGAR on June 19, 2018.

(10)(b) Amended and Restated Distribution and Service Plan for Class B shares dated June 1, 1998, incorporated by reference to Exhibit (m)(5) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 33-61997) filed via Edgar on December 5, 2003.

(10)(c) Amended and Restated Distribution and Service Plan for Class C shares. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A for Prudential Investment Portfolios 12 (File No. 333-42705) filed via EDGAR on June 19, 2018.

(10)(d) Amended and Restated Distribution and Service Plan for Class R shares. Incorporated by reference to Post- Effective Amendment No. 105 to the Registration Statement on Form N-1A for Prudential World Fund, Inc., filed via EDGAR on September 20, 2017.

(10)(e) Rule 12b-1 Distribution Plan for Class R2 shares. Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A for the Prudential Day One Funds, filed via EDGAR on September 22, 2016 (File No. 333-82621).

(10)(f) Shareholder Services Plan for Class R1, R2, R3 and R4 shares. Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A for the Prudential Day One Funds, filed via EDGAR on September 22, 2016 (File No. 333-82621).

(10)(g) Rule 12b-1 Fee Waiver for Class R Shares of PGIM Balanced Fund. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 29, 2018.

(10)(h) Rule 12b-1 Fee Waiver for Class A Shares and Class R Shares of PGIM Conservative Allocation Fund. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 29, 2018.

(10)(i) Rule 12b-1 Fee Waiver for Class A Shares and Class R Shares of PGIM Moderate Allocation Fund. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 29, 2018.

(10)(j) Rule 12b-1 Fee Waiver for Class A Shares and Class R Shares of PGIM Growth Allocation Fund. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 29, 2018.

(10)(k) Rule 12b-1 Fee Waiver for Class R Shares of PGIM Jennison Equity Opportunity Fund. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N- 1A (File No. 33-61997) filed via EDGAR on November 29, 2018.

(10)(l) Rule 12b-1 Fee Waiver for Class R Shares of PGIM Jennison Growth Fund. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 29, 2018.

(11)(a) Opinion and consent of counsel, incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 23, 2004.

(11)(b) Opinion and consent of DLA Piper Rudnick Gray US LLP as to the legality of the securities being registered, incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on December 1, 2006.

(11)(c) Opinion and consent of Foley & Lardner LLP as to the legality of the Class Q shares of the Prudential Jennison Equity Opportunity Fund (now known as PGIM Jennison Equity Opportunity Fund), incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 45 to the Registration Statement on Form N- 1A (File No. 33-61997) filed via EDGAR on November 25, 2014.

(11)(d) Opinion and consent of Venable LLP as to the legality of the Class Q shares of the Prudential Jennison Growth Fund (now known as PGIM Jennison Growth Fund). Incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 25, 2017.

(11)(e) Opinion and consent of Venable LLP as to the legality of the Class Q shares of the Prudential Balanced Fund (now known as PGIM Balanced Fund), Prudential Conservative Allocation Fund (now known as PGIM Conservative Allocation Fund), Prudential Moderate Allocation Fund (now known as PGIM Moderate Allocation Fund) and Prudential Growth Allocation Fund (now known as PGIM Growth Allocation Fund), and the Class R2 shares and Class R4 shares of Prudential Jennison Growth Fund (now known as PGIM Jennison Growth Fund). Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 28, 2017.

(11)(f) Opinion and consent of Morris, Nichols, Arsht & Tunnell LLP as to the legality of the securities being registered for Prudential Real Estate Income Fund. Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (File No. 333-66895) filed on June 2, 2015.

(11)(g) Opinion and consent of Venable LLP. Incorporated by reference to the Registration Statement on Form N- 14 (File No. 333-229018) filed on December 26, 2018.

(12)(a) Form of Opinion and consent of Willkie Farr & Gallagher LLP supporting tax matters and consequences to shareholders with respect to the reorganization of the Conservative Allocation Fund into the Balanced Fund. Incorporated by reference to the Registration Statement on Form N-1A (File No. 33-61997) filed on October 29. 2019.

(12)(b) Opinion and consent of Willkie Farr & Gallagher LLP supporting tax matters and consequences to shareholders with respect to the reorganization of the Moderate Allocation Fund into the Balanced Fund. Filed herewith.

(13)(a) Amended and Restated Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc., dated May 29, 2007. Incorporated by reference to corresponding exhibit to the Dryden Municipal Bond Fund Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on June 29, 2007 (File No. 33-10649).

(13)(b) Amendment dated September 2, 2008 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to the Target Portfolio Trust Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A as filed with the Commission on January 30, 2009 (File No. 33-50476).

(14)Consent of KPMG LLP, independent registered public accounting firm, for the Registrant and PGIM Conservative Allocation Fund and PGIM Moderate Allocation Fund. Incorporated by reference to the Registration Statement on Form N-14 (File No. 333-229018) filed on December 26, 2018.

(15)Not applicable.

(16)Power of Attorney dated September 20, 2018.

(17)(a) Form of proxy card for shareholders of PGIM Conservative Allocation Fund. Incorporated by reference to the Registration Statement on Form N-14 (File No. 333-229018) filed on December 26, 2018.

(17)(b) Form of proxy card for shareholders of PGIM Moderate Allocation Fund. Incorporated by reference to the Registration Statement on Form N-14 (File No. 333-229018) filed on December 26, 2018.

ITEM 17. UNDERTAKINGS

(a)The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(c)The undersigned Registrant undertakes to file, by post-effective amendment, a copy of the opinion of counsel as to certain tax matters, within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Newark, State of New Jersey on the 29th day of October 2019.

The Prudential Investment Portfolios, Inc.

By: * Stuart S. Parker Stuart S. Parker, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
*Ellen S. Alberding	Trustee
*Kevin J. Bannon	Trustee
*Scott E. Benjamin	Trustee
*Linda W. Bynoe	Trustee
*Barry H. Evans	Trustee
*Keith F. Hartstein	Trustee
*Laurie Simon Hodrick	Trustee
*Michael S. Hyland	Trustee
*Stuart S. Parker	Trustee and President, Principal Executive Officer
*Brian K. Reid	Trustee
*Grace C. Torres	Trustee
*Christian J. Kelly	Treasurer, Principal Financial and Accounting Officer
*By: /s/ Diana Huffman	Attorney-in-Fact	October 29, 2019
Diana Huffman

EXHIBIT INDEX

Exhibit No.	Description

(12)(b)Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders.